Leases - Schedule of sale leaseback payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 1,696,280	$ 1,712,180	$ 1,273,413
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	157,647	236,493	117,588
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,317,288	1,373,194	$ 524,781
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	27,125	33,535
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	25,955	24,828
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 1,170	$ 8,708